LONG-TERM INVESTMENTS (Summary of Long-Term Available-for-Sale Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 177,628	$ 190,144
Gross unrealized gains	16,387	35,634
Other-than -temporary impairment	(50,830)
Fair value	143,185	225,778
Convertible Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	4,700	6,500
Gross unrealized gains
Other-than -temporary impairment
Fair value	4,700	6,500
Convertible redeemable preferred shares [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	172,928	183,644
Gross unrealized gains	16,387	35,634
Other-than -temporary impairment	(50,830)
Fair value	$ 138,485	$ 219,278